Events after the reporting period	12 Months Ended
Dec. 31, 2021
Events after the reporting period
Events after the reporting period

23.Events after the reporting period

In February 2022, the Company received from A10 Advisory $2,344,584 regarding the conversion of 532,860 warrants into 532,860 common shares at an exercise price of $4.40 per share.

In March 2022, the Company paid the last installment to Arqueana on the note payables agreements of (R$1.238.814) $324,492 (including interest).